Shareholder Report, Line Graph (Details) 74200026400_Franklin Moderate Allocation Fund_Class C_TSR Annual {Class C} - USD ($)												12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name												Class C (with sales charge)
Accumulated Value		$ 17,081	$ 15,394	$ 13,549	$ 16,294	$ 14,606	$ 13,092	$ 11,236	$ 11,895	$ 10,425	$ 10,000	$ 19,490
MSCI All Country World Index-NR_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index-NR
Accumulated Value		24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000	$ 30,302
Linked Franklin Moderate Allocation Fund Benchmark-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Linked Franklin Moderate Allocation Fund Benchmark-NR†
Accumulated Value		18,018	16,430	14,216	17,179	15,781	13,850	11,671	12,424	10,599	10,000	$ 21,029
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Multiverse Index
Accumulated Value		$ 10,706	$ 10,851	$ 10,233	$ 12,184	$ 12,759	$ 11,703	$ 10,924	$ 11,075	$ 10,284	$ 10,000	$ 11,607

[1]
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.